Restricted cash (Tables)	12 Months Ended
Jun. 30, 2022
Restricted cash
Schedule of restricted cash

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Bank deposits held in an escrow bank account (i)	3,680	5,772
Bank deposits frozen for legal proceedings (ii)	—	26,604
	3,680	32,376

Notes:

(i)	The balance represented cash held in an escrow bank account in the PRC with designated usage of settlement with franchisees.
(ii)	The balance mainly represented deposits frozen for the lawsuits relating to intellectual property dispute and illicit competition as disclosed in Note 36.